Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes consisted of the following:

	2025	2024
Federal:	-	-
Current	-	-
Deferred	$(836,347)	-
State:	-	-
Current	-	-
Deferred	-	-
Foreign — Malta LTD:	-	-
Current	$557,659	-
Deferred	(206,342)	-
Other subsidiaries — Telecom AB:	-	-
Income tax expense	$(12,465)	-
		-
Total provision (benefit) for income taxes	$(497,495)	-

Schedule of Income (Loss) Before Income Taxes	Income (loss) before income taxes by jurisdiction:
	2025	2024
Domestic (U.S.)	$(1,129,939)	$(3,270,544)
Foreign	1,550,799	-
Total	$420,860	$(3,270,544)

Schedule of Reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate

The following table reconciles the U.S. federal statutory income tax rate to the Company’s effective income tax rate.

	Amount	Effective Rate
Expected tax benefit at U.S. statutory rate (21%)	$88,381	21.0%
State and local income taxes, net of federal benefit (c)	(142,378)	(33.8)%
Foreign statutory rate differential (b)	$249,971	59.4%
Change in fair value of contingent consideration (a)	(711,326)	(169)%
Tax credits	-	-%
Acquisitions and dispositions	-	-%
Non-deductible expenses and permanent differences	$107
Changes in valuation allowance:	17,751	4.2%
Total provision (benefit) for income taxes	$(497,495)	(118.2)%

(a)	Represents the tax effect of a $3,387,266 non-cash gain from the change in fair value of contingent consideration recognized in connection with the Company’s business combinations. This item is not deductible for U.S. federal income tax purposes and represents a permanent difference.

(b)	The foreign statutory rate differential of $249,971 (59.4%) is attributable to 42 Telecom MT Ltd., a Malta-incorporated subsidiary acquired August 1, 2025. Malta imposes corporate income tax at a statutory rate of 35%. The differential represents the excess of the Malta statutory rate over the U.S. federal statutory rate of 21%, applied to 42 Telecom MT Ltd.’s post-acquisition pre-tax income approximately $1,785,000. The remaining foreign subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta) — generated pre-tax losses during the post-acquisition period and had no income tax expense, resulting in no material rate differential.

(c)	(The state and local income tax category of $(142,378) represents the estimated state income tax effect on the Company’s U.S. operations for the year ended December 31, 2025, computed at the Florida statutory corporate income tax rate of 5.5%, net of federal benefit. The State of Florida, where Telvantis Voice Services, Inc. conducts its operations, constitutes substantially all — greater than 50% — of the Company’s state and local income tax effect for the year ended December 31, 2025.

Schedule of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities as of December 31:

	2025	2024
Deferred Tax Assets:
Net operating loss carryforwards — U.S. federal	$1,173,630	$-
Stock-based compensation — U.S.	226,237	-
Other	-	-
Total deferred tax assets	1,399,867
Valuation allowance — U.S.	(1,399,867)
Net deferred tax assets	-	-

	2025	2024
Deferred Tax Liabilities (net):
Purchased intangibles — U.S. (42 Telecom / Telvantis), net	$(1,401,770)		-
Purchased intangibles — Foreign (Malta LTD)	(3,110,317)		-
Deferred tax asset — Telvantis (b)	41,607		-
Right-of-use assets and other — Foreign	-
Total deferred tax liabilities, net	(4,470,480)

Net deferred tax liability	$(4,470,480)	$

(b)	Represents a deferred tax asset recognized at Telvantis in connection with temporary differences arising at acquisition.

Schedule of Cash Income Taxes Paid for Federal, State and Foreign Income Taxes

The following table presents income taxes paid (net of refunds received), disaggregated by jurisdiction

Jurisdiction	2025		2024
U.S. federal	-		-
U.S. state and local	-		-
Foreign — Malta	$601,768	(c)	-
Total income taxes paid	$601,768		-

(c)	Represents the Malta corporation tax payable balance accrued as of December 31, 2025.